SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies Accounting Judgments Estimates And Assumptions
SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The significant accounting policies followed in the preparation of the financial statements, on a consistent basis, are:

Basis of preparation

These financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (“IASB”). The financial statements have been prepared under the historical cost convention except for certain financial liabilities which are measured at fair value.

Principles of consolidation

Subsidiaries are all those entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Company and until the date that control is lost.

Intercompany transactions between entities in the consolidated entity are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of the impairment of the asset transferred.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Investments in associated companies

Investments in associated companies are accounted under the equity method and are initially recognized at cost. The investment’s cost includes transaction costs. The consolidated financial statements include the Group’s share in net income or loss, in other comprehensive income or loss, and in the net assets of associated companies accounted by the equity method from the date when significant influence or joint control materialized, until the date on which the conditions for significant influence or joint control are no longer met.

Losses of an associate in amounts which exceed its equity are recognized by the Company to the extent of its investment in the associate plus any losses that the Company may incur as a result of a guarantee or other financial support provided in respect of the associate.

Reverse acquisition transaction

The result of the merger between the Company and Security Matters PTY Ltd. as described in Note 1.B is that legally the Company owns the entire share capital of Security Matters PTY Ltd.

Accordingly, for financial reporting purposes, Security Matters PTY Ltd. (the legal subsidiary) is the accounting acquirer, and the Company (the legal parent) is the accounting acquiree. The consolidated financial statements prepared following the reverse acquisition are issued under the name of the Company, but they are a continuation of the financial statements of Security Matters PTY Ltd. and reflect the fair values of the assets and liabilities of the Company (the acquiree for accounting purposes), together with a deemed issuance of shares by Security Matters PTY Ltd. at fair value based on the quoted opening share price of the Company in its first trading day following the closing of the business combination transaction ($11,599), and a recapitalization of its equity. This deemed issuance of shares is in fact both an equity transaction under IAS 32 (receiving the net assets of the Company) and an equity-settled share-based payment transaction under IFRS 2 (receiving the listing status of the Company). The difference, in the amount of $16,802, between the fair value of the shares deemed to have been issued by Security Matters PTY Ltd. and the fair value of the Company’s identifiable net assets represent a payment for the service of obtaining a stock exchange listing for its shares and it is therefore expensed immediately to profit or loss at the closing date.

The Company is initially consolidated in the financial statements from the closing date of the Business Combination. Substantially all of the assets and liabilities of the Company were comprised of marketable securities held in a trust account ($4,921) and trade and other payables and warrants ($10,127) respectively, with fair values that were equivalent to their carrying amounts. Below are the implications of the accounting treatment on the financial statements:

1.	The assets and liabilities of Security Matters PTY Ltd. have been recognized and measured in these consolidated financial statements at their pre-combination carrying amounts.

2.	The retained earnings and other equity balances recognized in those consolidated financial statements are the retained earnings and other equity balances of Security Matters PTY Ltd. immediately before the Business Combination.

3.	The amount recognized as issued equity instruments in these consolidated financial statements has been determined by adding to the issued equity of Security Matters PTY Ltd. immediately before the Business Combination the fair value of the deemed issuance of shares, as described above. However, the equity structure (the number and type of shares issued) reflects the equity structure of the Company, including the shares issued by the Company through recapitalization. Accordingly, the equity structure of Security Matters PTY Ltd. (issued capital and addition paid in capital) in comparative periods is restated using the exchange ratio established in the Business Combination to reflect the number and par value of shares of the Company issued in the reverse acquisition transaction.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

4.	The statement of comprehensive loss reflects that of Security Matters PTY Ltd. for the full period together with the post-acquisition results of the Company from the Closing Date. Loss per share of Security Matters PTY Ltd. for periods prior to the acquisition date is restated such the denominator of the historical loss per share calculation is adjusted by multiplying the weighted-average shares used in each historically reported loss per share calculation by the exchange ratio established in the Business Combination.

Foreign currency

The consolidated financial statements are prepared in US Dollars, which is the functional and presentation currency of the Company. The functional currency of Lionheart III Corp is US Dollar. The functional currency of SMX Fashion and Luxury is EURO. The functional currency of True Silver SMX Platform is Canadian Dollars. The functional currency of SMX (Security Matters) Ireland Limited is US Dollar. The functional currency of SMX Circular Economy Platform PTE, Ltd. is Singapore Dollar. The functional currency of Security Matters Pty Ltd. is Australian Dollar. The functional currency of Security Matters Ltd. (Israel) is New Israeli Shekel. The functional currency of Security Matters Canada Ltd. is Canadian Dollar. The functional currency of SMX Beverages Pty Ltd. is Australian Dollar. The functional currency of True Gold is Australian Dollar. The functional currency of SMX Circular Economy FZCO is Emirati Dirham.

Transactions and balances in foreign currencies are converted into US Dollars in accordance with the principles set forth by International Accounting Standard (IAS) 21 (“The Effects of Changes in Foreign Exchange Rates”). Accordingly, transactions and balances have been converted as follows:

●	Assets and liabilities – at the rate of exchange applicable at the reporting date.
●	Expense items – at annual average rate at the statements of financial position date.
●	Share capital, capital reserve and other capital movement items were at the rate of exchange as of the date of recognition of those items.
●	The accumulated deficit was based on the opening balance for the beginning of the reporting period in addition to the movements mentioned above.
●	Exchange gains and losses from the aforementioned conversion are recognized in the statement of other comprehensive losses in the Foreign Currency Translation Reserve.

Issue of a unit of financial instruments

The issue of a unit of financial instruments such as a financial liability (e.g., a loan) and free-standing derivative (e.g. warrants) involves the allocation of the proceeds received (before issuance costs) to financial derivatives and other financial instruments measured at fair value in each period and to financial liabilities that are measured at amortized cost, with residual allocated to equity instruments. Issuance costs are allocated to each component pro rata to the amounts determined for each component in the unit.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Fair value measurement

Fair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

A.	In the principal market for the asset or liability; or
B.	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification of financial instruments by fair value hierarchy

The financial instruments presented in the statements of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Financial assets

The Group classifies its financial assets into one of the following categories, depending on the purpose for which the asset was acquired. The Group’s accounting policy for each category is as follows:

Other receivables: These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services, but also incorporate other types of contractual monetary asset. These assets are carried at amortized cost less any provision for impairment.

The Group has no financial assets classified at fair value through profit or loss.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Financial liabilities

financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of financial liability.

After initial recognition, the Group measures all financial liabilities at amortized cost using the effective interest rate method, which ensures that any interest expense over the period is at a constant interest rate on the balance of the liability carried in the statement of financial position, except for financial liabilities which are measured at fair value through profit or loss.

measured at fair value through profit or loss:

These financial liabilities comprise of derivatives that are options which are to be settled in equity instruments but nevertheless do not meet the definitions of equity instruments. The Group measures those financial liabilities at fair value. Transaction costs are recognized in profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

Impairment of non-financial assets

Intangible assets and goodwill that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. Recoverable amount is the higher of an asset’s fair value less costs of disposal and value-in-use. The value-in-use is the present value of the estimated future cash flows relating to the asset using a pre-tax discount rate specific to the asset or cash-generating unit to which the asset belongs. Assets that do not have independent cash flows are grouped together to form a cash-generating unit.

Property, plant and equipment

Items of property, plant and equipment are initially recognized at cost. Cost includes directly attributable costs and the estimated present value of any future costs of dismantling and removing items. Depreciation is computed by the straight-line method, based on the estimated useful lives of the assets, as follows:

%
Computers	33
Machines and equipment	20
Furniture and office equipment	10
Leasehold improvements	8

Leasehold improvements are depreciated over the term of the expected lease including optional extension, or the estimated useful lives of the improvements, whichever is shorter.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Reimbursement of research and development expenses

Reimbursements in proof of concept (POC) agreements of expenditures on research and development in order to achieve commercial agreement once this activity is successful, are offset in profit or loss against the related expenses (research and development expenses). Any IP generated from this activity remains at the ownership of the Group.

Right-of-use assets

All leases are accounted for by recognizing a right-of-use asset and a lease liability, excluding leases where the lease term is 12 months or less, or where the underlying asset is of low-value. These leases expenditures are recognized on a straight-line basis over the lease term. A right-of-use asset is recognized at the commencement date of a lease. The right-of-use asset is measured at cost, which comprises the initial amount of the lease liability, adjusted for, as applicable, any lease payments made at or before the commencement date net of any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the unexpired period of the lease or the estimated useful life of the asset, whichever is the shorter. Where the Group expects to obtain ownership of the leased asset at the end of the lease term, the depreciation is over its estimated useful life. Right-of-use assets are subject to impairment or adjusted for any remeasurement of lease liabilities.

Lease liabilities

All leases are accounted for by recognizing a right-of-use asset and a lease liability. Lease liabilities are measured at the present value of the contractual payments due to the lessor over the lease term, with the discount rate determined by reference to the rate implicit in the lease unless (as is typically the case) this is not readily determinable, in which case the Group’s incremental borrowing rate on commencement of the lease is used. Variable lease payments are only included in the measurement of the lease liability if they depend on an index or rate. In such cases, the initial measurement of the lease liability assumes the variable element will remain unchanged throughout the lease term. Other variable lease payments are expensed in the period to which they relate.

On initial recognition, the carrying value of the lease liability also includes:

●	amounts expected to be payable under any residual value guarantee.
●	the exercise price of any purchase option granted in favor of the Group if it is reasonably certain to exercise that option.
●	any penalties payable for terminating the lease, if the term of the lease has been estimated on the basis of termination option being exercised.

Subsequent to initial measurement lease liabilities increase as a result of interest charged at a constant rate on the balance outstanding and are reduced for lease payments made. Lease liabilities are remeasured when there is a change in future lease payments arising from a change in an index or rate or when there is a change in the assessment of the term of any lease the remeasurement being recognized in front of the right of use assets.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Capitalized technology development costs

Expenditures on research activities are recognized in profit or loss as incurred. Expenditures on internally developed products are mainly employee salaries and legal fees for filing of patents and are capitalized when the Group demonstrates all the following criteria:

a.	The technical feasibility of completing the intangible asset so that it will be available for use or sale.

b.	The intention to complete the intangible asset and use or sell it.

c.	The ability to use or sell the intangible asset.

d.	The probability of the intangible asset to generate future economic benefits. Among other things, the Group considers the existence of a market for the output of the intangible asset or the intangible asset itself or, if it is to be used internally, the usefulness of the intangible asset.

e.	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset.

f.	The ability to measure reliably the expenditures attributable to the intangible asset during its development.

The recognition criteria above are considered by the Group at each stage of development to determine when the criteria have been initially met in full.

The technical feasibility criteria is determined to be met when a the milestone of initial marking and reading capabilities is satisfied. The milestone’s identification occurs only following a detailed broad mapping of the raw material characteristics and establishing the formula for the chemical marker architecture to be embedded into the raw material based on industry standards and regulations. The result is the initial evidence that the x-ray algorithm of the designated reader is in a stage that can identify the marker and convey information. At this stage, the Group believes that the technical feasibility of completing the development for use is probable.

The Group notes that technical feasibility has been established and the achieved technology is ready for the next stage which consists of performing a proof-of-concept pilot with an industry partner, in order to adapt the technology for the relevant industry and adjust the development to meet the industry’s needs.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Capitalized technology development costs (Cont.)

Currently, the Group’s capitalized development activities focus on:

1.	Development of marker architecture to be embedded topically or in-situ (application) for each material/product within the optimal industrial manufacturing phase, based on industry standards and regulations.
2.	Semi Industrial scale – technology implementation in semi-industrial production.
3.	Development of a digital platform to support the end-to-end traceability from raw material to final product to recycling.

The Group’s management has the full intention to complete the development of the technology and ultimately to sell it. This intention is demonstrated by initiating partnerships with industry market leaders and continuing the development into the next phase. The Group’s intention is also reflected in the Group’s approved budget.

The Group’s management intends to concentrate its future sales and marketing efforts in the U.S. and Asia Pacific markets, including, but not limited to, recruitment of sales and marketing personnel. It plans to advance successful proof-of-concept pilots performed with industry leading partners, and further advance its innovative technology and commercialization efforts and collaborations in the segments relevant to its technology.

The Group’s business model targets leading brands and manufacturers in order to create a new market standard for circular economy solutions, brand authentication and supply chain integrity. The Company is currently in the transition phase from technology validation to commercial deployment. Revenue generation is expected to scale as proof-of-concept programs and strategic partnerships convert into commercial agreements, particularly within large enterprise and government-led ecosystems. The Group’s technology is applicable for multiple industries such as gold, fashion, electronics and circular economy – plastic and rubber. The Group is able to provide an adaptive solution for multiple market segments, based on a unified technology solution, through collaborative relationships with leading market companies which provide it with access to various potential entities to sell its solution. This is part of the Group’s strategy to create strategic partnerships with market leaders across its main segments of activity. The Group believes that this close collaboration with market leaders, and developing a product that meets their requests, suggest that there is a strong potential market for its development.

Adequate technical and financial resources are available to complete the development; the development will be completed by the Group’s technology team which consists of professional experienced scientists and engineers, with a track record in the industrial sector and with financial resources successfully raised through the issuance of ordinary shares and loans. The Group has already accomplished its core technology development and is currently focused on development of specific adjustments for different market segments. This stage is focused and short-termed, therefore, management believes that limited financial resources are required for completing the development and that there is high probability for commencing commercial agreements following the successful proof-of-concept pilots. The Company is focused on establishing industry-wide adoption through collaboration with leading partners, with the objective of creating standardized solutions across multiple sectors including plastics, metals, and supply chain authentication.

The Group has financial systems in place that allow it to maintain records in sufficient detail that enable it to measure reliably the expenditures attributable to the intangible asset during its development.

Development expenditures not satisfying all the above criteria are recognized in the consolidated statement of comprehensive income as incurred.

Subsequent measurement

In subsequent periods, capitalized development expenditures are measured at cost less accumulated amortization and accumulated impairment losses.

An asset is ready for its intended use, when the developed technology becomes operational and the Group completes an initial customization.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Capitalized technology development costs (Cont.)

Intangible assets with a finite useful life are amortized over their estimated useful lives and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for intangible assets are reviewed at least at each year end.

The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. An expenditure incurred in development activities, including the Group’s software development is capitalized only where it clearly increases the economic benefits to be derived from the asset to which it relates, the expenditure will lead to new or substantially improved products, the products are technically and commercially feasible and the Group has sufficient resources to complete the development and reach the stage for which the product is ready for use.

All other expenditure, including those incurred in order to maintain an intangible assets current level of performance, is expensed as incurred.

Share-based compensation

The Group measures the share-based expense and the cost of equity-settled transactions with employees and service providers by reference to the fair value of the equity instruments at the date at which they are granted. The Group selected the Black-Scholes model as the Group’s option pricing model to estimate the fair value of the Group’s options awards. The model is based on share price, grant date and on assumptions regarding expected volatility, expected life of the options, expected dividend, and a no risk interest rate. As for granted options which are settled in equity instruments, the fair value of the options at the grant date is charged to the statement of comprehensive loss over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the annual reporting period beginning January 1, 2026:

●Amendments to the Classification and Measurement of Financial Instruments (Amendment s to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures)

●Contracts Referencing Nature -dependent Electricity (Amendments to IFRS 9 and IFRS 7)

The following standards and amendments are effective for the annual reporting period beginning January 1, 2027:

● IFRS 18 Presentation and Disclosure in Financial Statements

●IFRS 19 Subsidiaries without Public Accountability: Disclosures.

The Group is currently assessing the effect of these new accounting standards and amendments.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorisation and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.

The Group does not expect to be eligible to apply IFRS 19.

The significant accounting judgments, estimates and assumptions followed in the preparation of the financial statements, on a consistent basis, are:

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the consolidated financial statements.

The preparation of the consolidated financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities and expenses. Changes in accounting estimates are reported in the period of the change in estimate. The key assumptions made in the financial statements are discussed below.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

Share based compensation

The Group has a share-based remuneration scheme for employees. The fair value of share options is estimated by using the Black-Scholes model, which was derived to model the value of the firm’s equity over time. The simulation model was designed to take into account the unique terms and conditions of the performance shares and share options, as well as the capital structure of the firm and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are described in the share-based compensation note and include, among others, the dividend growth rate, expected share price volatility and expected life of the options. The fair value of the equity settled options granted is charged to the statement of profit or loss over the vesting period of each tranche and the credit is taken to equity, based on the consolidated entity’s estimate of shares that will eventually vest.

Intangible assets

The Group capitalizes costs for its developed projects when specific criteria are met. Initial capitalization of costs is based on management’s judgement that technological and economic feasibility is achievable, usually when a product development project has reached a defined milestone according to an established project management model. The management makes assumptions regarding the expected future economic benefit to be derived from the intangible asset and therefore whether the capitalized costs are expected to be recovered.

This amount of capitalized costs includes significant investment in the development of marking and reading capabilities in the subject material. Prior to being marketed, the Group will obtain a proof-of-concept pilot with an industry leading partner. The innovative nature of the product gives rise to some judgement as to whether the proof-of-concept will be successful such that it will lead to obtaining commercial contracts with customers. See also note 6.

Management bases its estimates on historical experience, assumptions, and information currently available and deemed to be reasonable at the time the consolidated financial statements are prepared. However, actual amounts may differ from the estimated amounts as more detailed information becomes available. Estimates and assumptions are reviewed on an ongoing basis and, if necessary, changes are recognized in the period in which the estimate is revised.

Impairment of goodwill and intangible assets

The Group reviews goodwill for impairment at least once a year or more frequently if events or changes in circumstances indicate that there is impairment. Goodwill is tested for impairment by assessing the recoverable amount of the cash-generating unit to which the goodwill has been allocated. This requires management to make an estimate of the projected future cash flows from the continuing use of the cash-generating unit to which the goodwill is allocated and also to choose a suitable discount rate for those cash flows. See more information in note 6.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES, ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS (CONT.):

The carrying values of the long-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If any indication exists, then the asset’s recoverable amount is estimated. Determining the recoverable amount is subjective and requires management to estimate project future cash flows, among other factors. Future events and changing market conditions may impact on the assumptions as to prices, costs or other factors that may result in changes to the estimates of future cash flows. If the Group concludes that a definite or indefinite long-lived intangible asset is impaired, the Group recognize a loss in an amount equal to the excess of the carrying value of the asset over its fair value at the date of impairment. The fair value at the date of the impairment becomes the new cost basis and will result in a lower depreciation expense than for periods before the asset’s impairment.

Financial liabilities at fair value

The fair value of financial liabilities at fair value was estimated by using a Black Scholes model and Monte-Carlo simulation approach, which was aimed to model the value of the Group’s assets over time. The simulation approach was designed to take into account the terms and conditions of the financial liabilities, which are described in notes 8, 9 and 11, as well as the capital structure of the Group and the volatility of its assets. The valuation was performed based on management’s assumptions and projections.